Accumulated Other Comprehensive Income (Loss) (Components of accumulated comprehensive loss) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ 231.7	$ 202.3	$ 202.3	$ 177.9	$ 150.6
Other comprehensive income (loss)	4.1	2.8	(12.7)	(16.0)	(17.4)
Ending balance	248.3		231.7	202.3	177.9
Cumulative Translation Adjustment
Increase (Decrease) in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(30.8)	(16.9)	(16.9)	(5.1)	2.8
Other comprehensive income (loss)	3.9	2.6	(13.9)	(11.8)	(7.9)
Ending balance	(26.9)	(14.3)	(30.8)	(16.9)	(5.1)
Pension and Postretirement Benefits
Increase (Decrease) in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(11.9)	(13.1)	(13.1)	(8.9)	0.6
Other comprehensive income (loss)	0.2	0.2	1.2	(4.2)	(9.5)
Ending balance	(11.7)	(12.9)	(11.9)	(13.1)	(8.9)
Total
Increase (Decrease) in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(42.7)	(30.0)	(30.0)	(14.0)	3.4
Ending balance	$ (38.6)	$ (27.2)	$ (42.7)	$ (30.0)	$ (14.0)